Non-controlling Interests - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Hotel	Dec. 31, 2012 Hotel	Dec. 31, 2011 Hotel	Sep. 30, 2014 Hotel	Sep. 30, 2013 Hotel
Noncontrolling Interest [Line Items]
Non-controlling interest deficits	$ (13,843,000)	$ (11,870,000)		$ 3,052,000
Number of hotels	834	846	828	854	836
External partner's interest in joint venture	2,500,000	2,500,000	2,500,000
Total distributions to non controlling interest holder	400,000	500,000	300,000
Members' deficit	319,096,000	315,255,000
Joint Venture [Member]
Noncontrolling Interest [Line Items]
Controlling equity interest in a joint venture	60.00%
External partner's interest in joint venture, percentage	40.00%
Joint Venture [Member] | New Orleans [Member]
Noncontrolling Interest [Line Items]
Number of hotels	1
LQ Management L.L.C. (LQM) [Member]
Noncontrolling Interest [Line Items]
Members' deficit	$ (16,700,000)	$ (14,800,000)